Private Placement - Additional Information (Details) - DYNAMICS SPECIAL PURPOSE [Member] - USD ($)		3 Months Ended	10 Months Ended
	May 28, 2021	Mar. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Stock shares issued during the period | shares			715,500
Gross proceeds from private placement			$ 7,155,000
Private Placement [Member]
Class of Stock [Line Items]
Stock shares issued during the period | shares		7,155,000	715,500
Private Placement [Member] | Sponsor [Member] | Common Class A [Member]
Class of Stock [Line Items]
Stock shares issued during the period | shares	715,500
Price per share sold | $ / shares	$ 10
Gross proceeds from private placement	$ 7,155,000